Notes Payable, Note	12 Months Ended
Dec. 31, 2013
Notes
Notes Payable, Note

Note 5 - Notes payable

During the years ended December 31, 2013 and 2012, a third party loaned a total of $3,240 and $0 to the Company that was used for payment of expenses on behalf of the Company.  The loans are due on demand, have no terms of repayment, are unsecured and bear no interest.  During the year ended December 31, 2013, the Company repaid $2,500 of the note payable.  As of December 31, 2013, the balance owed was $740.